UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2004

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Becky Keister
Title:		Senior Vice President and Compliance Officer
Phone:		404-836-7141
Signature, Place, and Date of Signing

Becky Keister  	 Atlanta, GA	 January 28 2005


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total (x1000):  25,594,756



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   529668 6453854.000SH     SOLE              5433477.000       1020377.000
                                                            124828 1521000.000SH     OTHER                               1521000.000
Abbott Laboratories            COM              002824100    10092 216340.000SH      SOLE                70040.000        146300.000
American Express Co            COM              025816109   467157 8287344.000SH     SOLE              6949386.000       1337958.000
                                                            113850 2019700.000SH     OTHER                               2019700.000
American Int'l Group           COM              026874107   772759 11767308.000SH    SOLE              9910874.000       1856434.000
                                                            195506 2977100.000SH     OTHER                               2977100.000
Amgen                          COM              031162100   650365 10138199.000SH    SOLE              8528946.000       1609253.000
                                                            160683 2504804.000SH     OTHER                               2504804.000
Avon Products Inc              COM              054303102      499 12900.000SH       SOLE                12900.000
Baker Hughes Inc               COM              057224107    10365 242900.000SH      SOLE               242900.000
Bed Bath & Beyond Inc Company  COM              075896100   527949 13255057.000SH    SOLE             11113776.000       2141281.000
                                                            121990 3062772.000SH     OTHER                               3062772.000
Berkshire Hathaway Inc-Cl A    COM              084670108      703 8.000SH           SOLE                    8.000
Boston Scientific Corp Com     COM              101137107   702023 19747474.000SH    SOLE             16607800.000       3139674.000
                                                            184220 5182000.000SH     OTHER                               5182000.000
Caremark RX, Inc               COM              141705103   235450 5971342.000SH     SOLE              5009650.000        961692.000
                                                             50951 1292200.000SH     OTHER                               1292200.000
Caterpillar Inc                COM              149123101   637472 6537503.000SH     SOLE              5460588.000       1076915.000
                                                            149785 1536100.000SH     OTHER                               1536100.000
Citigroup Inc.                 COM              172967101   464168 9634042.999SH     SOLE              8059172.999       1574870.000
                                                            110429 2292000.000SH     OTHER                               2292000.000
Coca-Cola Co                   COM              191216100     2614 62783.000SH       SOLE                44944.000         17839.000
Colgate-Palmolive Co           COM              194162103   471190 9210120.000SH     SOLE              7754087.000       1456033.000
                                                            117172 2290300.000SH     OTHER                               2290300.000
Conoco Phillips                COM              20825C104   822583 9473488.000SH     SOLE              7956728.000       1516760.000
                                                            213906 2463500.000SH     OTHER                               2463500.000
Disney, Walt Co                COM              254687106   246385 8862764.000SH     SOLE              7449601.000       1413163.000
                                                             67879 2441700.000SH     OTHER                               2441700.000
Ebay, Inc.                     COM              278642103      442 3800.000SH        SOLE                 3800.000
Electronic Arts, Inc.          COM              285512109   213766 3465717.000SH     SOLE              2919653.000        546064.000
                                                             53612 869200.000SH      OTHER                                869200.000
Eli Lilly & Co                 COM              532457108   731434 12888702.000SH    SOLE             10851188.000       2037514.000
                                                            189187 3333700.000SH     OTHER                               3333700.000
E M C Corp Mass                COM              268648102        1 40.000SH          SOLE                   40.000
Exxon Mobil Corp               COM              30231G102     1290 25167.000SH       SOLE                20347.000          4820.000
Genentech, Inc.                COM              368710406   762017 13997384.000SH    SOLE             11820662.000       2176722.000
                                                            190099 3491900.000SH     OTHER                               3491900.000
General Electric Co            COM              369604103   781093 21399819.000SH    SOLE             18041287.000       3358532.000
                                                            196695 5388900.000SH     OTHER                               5388900.000
Gillette Co                    COM              375766102   995990 22241843.000SH    SOLE             18730773.000       3511070.000
                                                            254547 5684400.000SH     OTHER                               5684400.000
I Shares Russell 1000 Growth   COM              464287614     4078 82970.000SH       SOLE                82970.000
Illinois Tool Works            COM              452308109   436660 4711481.000SH     SOLE              3953229.000        758252.000
                                                            103144 1112900.000SH     OTHER                               1112900.000
Int'l Business Machines        COM              459200101      245 2484.000SH        SOLE                 2484.000
Intel Corp                     COM              458140100      306 13100.000SH       SOLE                13100.000
Johnson & Johnson              COM              478160104   886793 13982854.000SH    SOLE             11877397.000       2105457.000
                                                            233690 3684800.000SH     OTHER                               3684800.000
Juniper Networks, Inc.         COM              48203R104   213224 7842024.000SH     SOLE              6528290.000       1313734.000
                                                             49198 1809400.000SH     OTHER                               1809400.000
Kohls Corp Com                 COM              500255104   681179 13853560.000SH    SOLE             11611729.000       2241831.000
                                                            171721 3492400.000SH     OTHER                               3492400.000
Lauder Estee Cos Inc Cl A      COM              518439104     2637 57620.000SH       SOLE                37220.000         20400.000
Marriott Int'l, Inc Cl-A       COM              571903202   227241 3608153.000SH     SOLE              3047232.000        560921.000
                                                             52721 837100.000SH      OTHER                                837100.000
Maxim Integrated Products      COM              57772K101   497971 11747368.000SH    SOLE              9885114.000       1862254.000
                                                            126636 2987400.000SH     OTHER                               2987400.000
McDonald's Corp                COM              580135101   709741 22135879.000SH    SOLE             18631080.000       3504799.000
                                                            176320 5499700.000SH     OTHER                               5499700.000
Medtronic Inc                  COM              585055106   637351 12831724.000SH    SOLE             10806216.000       2025508.000
                                                            160245 3226200.000SH     OTHER                               3226200.000
Microsoft Corp                 COM              594918104     1202 45000.000SH       SOLE                44000.000          1000.000
Molex Inc Com                  COM              608554101      126 4200.000SH        SOLE                 4200.000
Molex Cl A (Non-Vtg)           COM              608554200      414 15525.000SH       SOLE                 9800.000          5725.000
Nokia Corp Sponsored ADR       COM              654902204      375 23900.000SH       SOLE                23900.000
Omnicom Group                  COM              681919106   500327 5933663.000SH     SOLE              4995524.000        938139.000
                                                            125704 1490800.000SH     OTHER                               1490800.000
Oracle Corporation             COM              68389X105   694070 50588189.000SH    SOLE             42555375.000       8032814.000
                                                            171899 12529100.000SH    OTHER                              12529100.000
Paychex Inc.                   COM              704326107   435871 12789635.000SH    SOLE             10695857.000       2093778.000
                                                            103365 3033000.000SH     OTHER                               3033000.000
Pepsico Inc                    COM              713448108   663984 12719991.000SH    SOLE             10696654.000       2023337.000
                                                            168272 3223600.000SH     OTHER                               3223600.000
Pfizer Inc                     COM              717081103   349561 12999662.000SH    SOLE             10983766.000       2015896.000
                                                             97479 3625100.000SH     OTHER                               3625100.000
Pharmaceutical Holders' Trust  COM              71712A206     1316 18100.000SH       SOLE                18100.000
Procter & Gamble Co            COM              742718109  1024069 18592393.000SH    SOLE             15651249.000       2941144.000
                                                            272040 4939000.000SH     OTHER                               4939000.000
Qualcomm Inc Com               COM              747525103   553469 13053498.000SH    SOLE             10975302.000       2078196.000
                                                            146382 3452400.000SH     OTHER                               3452400.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      230 4008.000SH        SOLE                 4008.000
Schlumberger                   COM              806857108   885401 13224802.000SH    SOLE             11120328.000       2104474.000
                                                            232373 3470850.000SH     OTHER                               3470850.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
SPDR Tr Unit Ser 1             COM              78462F103       56 460.000SH         SOLE                  460.000
State Street Corp.             COM              857477103      275 5600.000SH        SOLE                 5600.000
Stryker Corp                   COM              863667101     3218 66700.000SH       SOLE                29700.000         37000.000
United Parcel Service-Cl B     COM              911312106   773649 9052786.000SH     SOLE              7599318.000       1453468.000
                                                            191994 2246600.000SH     OTHER                               2246600.000
Wal-Mart Stores Inc            COM              931142103   232341 4398722.000SH     SOLE              3652390.000        746332.000
                                                             54563 1033000.000SH     OTHER                               1033000.000
Wrigley, (Wm) Jr Cl B          COM              982526105     6465 93445.000SH       SOLE                58645.000         34800.000
Montag & Caldwell Growth N Fun                  00078H299      351 15492.363SH       SOLE                                  15492.363